Average Annual Total Returns	18 Months Ended
Apr. 30, 2011
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.14%
Five Years	4.38%
Ten Years	4.42%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	3.32%
Ten Years	3.40%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.22%
Five Years	4.75%
Ten Years	4.77%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.31%
Five Years	4.04%
Ten Years	4.09%
Inception Date	Sep. 30, 1994
Return After Taxes on Distributions | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.28%
Five Years	3.40%
Ten Years	3.35%
Return After Taxes on Distributions | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.59%
Five Years	2.83%
Ten Years	2.86%
Return After Taxes on Distributions | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.17%
Five Years	3.49%
Ten Years	3.41%
Return After Taxes on Distributions | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.62%
Five Years	3.29%
Ten Years	3.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.39%
Five Years	3.24%
Ten Years	3.19%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.09%
Five Years	2.68%
Ten Years	2.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.07%
Five Years	3.36%
Ten Years	3.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.88%
Five Years	3.11%
Ten Years	3.09%
Dow Jones U.S. Total Stock Market Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Ten Years	2.64%
Dow Jones U.S. Total Stock Market Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Ten Years	2.64%
Dow Jones U.S. Total Stock Market Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Ten Years	2.64%
Barclays Capital U.S. Aggregate Bond Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.54%
Five Years	5.80%
Ten Years	5.84%
Barclays Capital U.S. Aggregate Bond Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.54%
Five Years	5.80%
Ten Years	5.84%
Barclays Capital U.S. Aggregate Bond Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.54%
Five Years	5.80%
Ten Years	5.84%
Income Composite Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.51%
Five Years	5.43%
Ten Years	5.03%
Conservative Growth Composite Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.34%
Five Years	5.00%
Ten Years	4.56%
Moderate Growth Composite Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.57%
Five Years	4.55%
Ten Years	4.38%
Growth Composite Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.08%
Five Years	3.84%
Ten Years	3.65%
MSCI US Broad Market Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.04%
Ten Years	none
MSCI US Broad Market Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.04%
Ten Years	none
MSCI US Broad Market Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.04%
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	none
Ten Years	none